Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Comprehensive Income (Loss)
Note 11:	Comprehensive Income (Loss)
Other comprehensive income (loss) components and related taxes were as follows:

	2011	2010

Net unrealized gain (loss) on available-for-sale securities	$4,559,525	$(830,964)
Less reclassification adjustment for realized gains included in income	281,810	451,805
Other comprehensive income (loss), before tax effect	4,277,715	(1,282,769)
Less tax expense (benefit)	1,454,423	(436,142)

Other comprehensive income (loss)	$2,823,292	$(846,627)

The components of accumulated other comprehensive income (loss), included in stockholders’ equity, are as follows:

	2011	2010

Net unrealized gain (loss) on securities available-for-sale	$4,049,227	$(228,488)

Tax effect	(1,376,737)	77,686

Net-of-tax amount	$2,672,490	$(150,802)